Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2018
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

NOTE 14 – FAIR VALUES OF FINANCIAL INSTRUMENTS

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  In accordance with fair value accounting guidance, the Company measures, records, and reports various types of assets and liabilities at fair value on either a recurring or non-recurring basis in the Consolidated Financial Statements.  Those assets and liabilities are presented in the sections entitled “Assets and Liabilities Required to be Measured and Reported at Fair Value on a Recurring Basis” and “Assets and Liabilities Required to be Measured and Reported at Fair Value on a Non-Recurring Basis”.  There are three levels of inputs that may be used to measure fair values:

Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The methods of determining the fair value of assets and liabilities presented in this note are consistent with our methodologies disclosed in Note 14 of the Company’s 2017 Form 10-K, except for the valuation of loans which was impacted by the adoption of ASU 2016-01.  In accordance with ASU 2016-01, the fair value of loans, excluding previously presented impaired loans measured at fair value on a non-recurring basis, is estimated using discounted cash flow analyses.  The discount rates used to determine fair value use interest rate spreads that reflect factors such as liquidity, credit and nonperformance risk.  Loans are considered a Level 3 classification.

Assets and Liabilities Required to be Measured and Reported at Fair Value on a Recurring Basis

For financial assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at December 31, 2018 and 2017 are as follows (in thousands):

	Fair Value Measurement Reporting Date using

Description	Total	Level 1	Level 2	Level 3
December 31, 2018
Available for Sale:
States and political subdivisions	$97,613	$-	$97,613	$-
Corporate obligations	8,640	-	8,640	-
Mortgage-backed securities-government
sponsored entities	137,024	-	137,024	-
Total available for sale	$243,277	$-	$243,277	$-

December 31, 2017
Available for Sale:
U.S. Treasury securities	$1,998	$-	$1,998	$-
States and political subdivisions	120,478	-	120,478	-
Corporate obligations	9,989	-	9,989	-
Mortgage-backed securities-government
sponsored entities	148,656	-	148,656	-
Total available for sale	$281,121	$-	$281,121	$-

Securities:

The fair value of securities available for sale (carried at fair value) are determined by obtaining quoted market prices on nationally recognized securities exchanges (Level 1), or matrix pricing (Level 2), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities, but rather by relying on the securities’ relationship to other benchmark quoted prices. For certain securities which are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence (Level 3). In the absence of such evidence, management’s best estimate is used. Management’s best estimate consists of both internal and external support on certain Level 3 investments. Internal cash flow models using a present value formula that includes assumptions market participants would use along with indicative exit pricing obtained from broker/dealers (where available) are used to support fair values of certain Level 3 investments, if applicable.

Assets and Liabilities Required to be Measured and Reported at Fair Value on a Non-Recurring Basis

For financial assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used at December 31, 2018 and 2017 are as follows (in thousands):

	Fair Value Measurement Reporting Date using

Description	Total	Level 1	Level 2	Level 3
December 31, 2018
Impaired Loans	$1,319	$-	$-	$1,319
Foreclosed real estate	1,115	-	-	1,115

December 31, 2017
Impaired Loans	$1,247	$-	$-	$1,247
Foreclosed real estate	1,661	-	-	1,661

Impaired loans (generally carried at fair value):

The Company measures impairment generally based on the fair value of the loan’s collateral.  Fair value is generally determined based upon independent third-party appraisals of the properties, or discounted cash flows based upon the lowest level of input that is significant to the fair value measurements.

As of December 31, 2018, the fair value investment in impaired loans totaled $1,319,000 which included six loan relationships that did not require a valuation allowance since either the estimated realizable value of the collateral or the discounted cash flows exceeded the recorded investment in the loan.  As of December 31, 2018, the Company has recognized charge-offs against the allowance for loan losses on these impaired loans in the amount of $428,000 over the life of the loans.

As of December 31, 2017, the fair value investment in impaired loans totaled $1,247,000 which included five loans which did not require a valuation allowance since the estimated realizable value of the collateral exceeded the recorded investment in the loan.  As of December 31, 2017, the Company had recognized charge-offs against the allowance for loan losses on these impaired loans in the amount of $277,000 over the life of the loans.

Foreclosed real estate owned (carried at fair value):

Real estate properties acquired through, or in lieu of, loan foreclosure are to be sold and are carried at fair value less estimated cost to sell.  Fair value is based upon independent market prices, appraised value of the collateral or management’s estimation of the value of the collateral.  These assets are included in Level 3 fair value based upon the lowest level of input that is significant to the fair value measurement.

The following tables present additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Quantitative Information about Level 3 Fair Value Measurements
(dollars in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2018
Impaired loans	$232	Appraisal of collateral(1)	Appraisal adjustments(2)	10.00-81.54% (56.06%)
Impaired loans	$1,087	Present value of future cash flows	Loan discount rate	4.00-6.00% (5.80%)
			Probability of default	0%

Foreclosed real estate owned	$1,115	Appraisal of collateral(1)	Liquidation Expenses(2)	7.00-85.71% (7.80%)

	Quantitative Information about Level 3 Fair Value Measurements
(dollars in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2017
Impaired loans	$131	Appraisal of collateral(1)	Appraisal adjustments(2)	10% (10%)
Impaired loans	$1,116	Present value of future cash flows	Loan discount rate	4-5.25% (5.11%)
			Probability of default	0%

Foreclosed real estate owned	$1,661	Appraisal of collateral(1)	Liquidation Expenses(2)	0-42.60% (14.68%)

(1) Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are not identifiable, less any associated allowance.

(2)  Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.  The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

Assets and Liabilities Not Required to be Measured or Reported at Fair Value

The following information should not be interpreted as an estimate of the fair value of the entire Company since a fair value calculation is only provided for a limited portion of the Company’s assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company’s disclosures and those of other companies may not be meaningful.

The following methods and assumptions were used to estimate the fair values of the Company’s financial instruments at December 31, 2018 and 2017.

Cash and cash equivalents (carried at cost):

The carrying amounts reported in the consolidated balance sheet for cash and short-term instruments approximate those assets’ fair values.

Loans receivable (carried at cost):

The fair values of loans are estimated using discounted cash flow analyses, using market rates at the balance sheet date that reflect the credit and interest rate-risk inherent in the loans. Projected future cash flows are calculated based upon contractual maturity or call dates, projected repayments and prepayments of principal. Generally, for variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values.

Mortgage servicing rights (generally carried at cost)

The Company utilizes a third party provider to estimate the fair value of certain loan servicing rights.  Fair value for the purpose of this measurement is defined as the amount at which the asset could be exchanged in a current transaction between willing parties, other than in a forced liquidation.

Restricted investment in Federal Home Loan Bank stock (carried at cost):

The Bank, as a member of the Federal Home Loan Bank (FHLB) system, is required to maintain an investment in capital stock of its district FHLB according to a predetermined formula. This regulatory stock has no quoted market value and is carried at cost.

Bank owned life insurance (carried at cost):

The fair value is equal to the cash surrender value of the Bank owned life insurance.

Accrued interest receivable and payable (carried at cost):

The carrying amount of accrued interest receivable and accrued interest payable approximates its fair value.

Deposit liabilities (carried at cost):

The fair values disclosed for demand deposits (e.g., interest and noninterest checking, savings and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Short-term borrowings (carried at cost):

The carrying amounts of short-term borrowings approximate their fair values.

Other borrowings (carried at cost):

Fair values of FHLB advances are estimated using discounted cash flow analysis, based on quoted prices for new FHLB advances with similar credit risk characteristics, terms and remaining maturity. These prices obtained from this active market represent a fair value that is deemed to represent the transfer price if the liability were assumed by a third party.

Off-balance sheet financial instruments (disclosed at cost):

Fair values for the Company’s off-balance sheet financial instruments (lending commitments and letters of credit) are based on fees currently charged in the market to enter into similar agreements, taking into account, the remaining terms of the agreements and the counterparties’ credit standing.

The estimated fair values of the Bank’s financial instruments not required to be measured or reported at fair value were as follows at December 31, 2018 and December 31, 2017. (In thousands):

	Fair Value Measurements at December 31, 2018

	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents (1)	$18,348	$18,348	$18,348	$-	$-
Loans receivable, net	841,730	840,134	-	-	840,134
Mortgage servicing rights	178	220	-	-	220
Regulatory stock (1)	3,926	3,926	3,926	-	-
Bank owned life insurance (1)	37,932	37,932	37,932	-	-
Accrued interest receivable (1)	3,776	3,776	3,776	-	-

Financial liabilities:
Deposits	946,780	945,773	601,604	-	344,169
Short-term borrowings (1)	53,046	53,046	53,046	-	-
Other borrowings	52,284	52,043	-	-	52,043
Accrued interest payable (1)	1,806	1,806	1,806	-	-

Off-balance sheet financial instruments:
Commitments to extend credit and outstanding letters of credit	-	-	-	-	-

	Fair Value Measurements at December 31, 2017

	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents (1)	$16,697	$16,697	$16,697	$-	$-
Loans receivable, net	756,458	756,092	-	-	756,092
Mortgage servicing rights	200	223	-	-	223
Regulatory stock (1)	3,505	3,505	3,505	-	-
Bank owned life insurance (1)	37,060	37,060	37,060	-	-
Accrued interest receivable (1)	3,716	3,716	3,716	-	-

Financial liabilities:
Deposits	929,384	929,709	609,090	-	320,619
Short-term borrowings (1)	42,530	42,530	42,530	-	-
Other borrowings	35,945	35,514	-	-	35,514
Accrued interest payable (1)	1,434	1,434	1,434	-	-

Off-balance sheet financial instruments:
Commitments to extend credit and outstanding letters of credit	-	-	-	-	-

(1)	This financial instrument is carried at cost, which approximates the fair value of the instrument.